Property, Plant, and Equipment - Reconciliation of the Changes in the Carrying Amount of PP&E (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	$ 6,020
End of the period	5,665	$ 6,020
Other work performed by entity and capitalised		$ 16
Weighted average rate		6.52%
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	15,252	$ 14,444
Additions	249	311
Acquisitions (Note 4)		412
Disposals	4	6
Impairment reversals (charges) (Note 7)	(14)
Retirement of assets	41	38
Change in foreign exchange rates	(165)	302
Transfer to intangible assets (Note 21)		(163)
Transfers from property, plant and equipment (Notes 7 and 19)	0	0
Transfers to finance lease receivable		(48)
End of the period	15,311	15,252
Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from property, plant and equipment (Notes 7 and 19)	(30)
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(9,232)	(8,730)
Depreciation	547	518
Disposals	(3)	(2)
Retirement of assets	(36)	(33)
Change in foreign exchange rates	(94)	162
Transfer to intangible assets (Note 21)		(143)
End of the period	(9,646)	(9,232)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	120
End of the period	152	120
Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	120	1,234
Additions	243	279
Acquisitions (Note 4)		11
Disposals	0	0
Impairment reversals (charges) (Note 7)	(31)
Retirement of assets	0	0
Change in foreign exchange rates	2	28
Transfer to intangible assets (Note 21)		0
Transfers from property, plant and equipment (Notes 7 and 19)	(214)	(1,432)
Transfers to finance lease receivable		0
End of the period	152	120
Assets under construction | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from property, plant and equipment (Notes 7 and 19)	(30)
Assets under construction | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	0	0
Depreciation	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)		0
End of the period	0	0
Land
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	90
End of the period	104	90
Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	90	90
Additions	0	0
Acquisitions (Note 4)		0
Disposals	2	2
Impairment reversals (charges) (Note 7)	0
Retirement of assets	0	0
Change in foreign exchange rates	(1)	2
Transfer to intangible assets (Note 21)		0
Transfers from property, plant and equipment (Notes 7 and 19)	17	0
Transfers to finance lease receivable		0
End of the period	104	90
Land | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from property, plant and equipment (Notes 7 and 19)	0
Land | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	0	0
Depreciation	0	0
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)		0
End of the period	0	0
Hydro
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	406
End of the period	436	406
Hydro | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	933	884
Additions	0	0
Acquisitions (Note 4)		0
Disposals	0	0
Impairment reversals (charges) (Note 7)	0
Retirement of assets	8	10
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)		0
Transfers from property, plant and equipment (Notes 7 and 19)	66	43
Transfers to finance lease receivable		0
End of the period	991	933
Hydro | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from property, plant and equipment (Notes 7 and 19)	0
Hydro | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(527)	(499)
Depreciation	35	37
Disposals	0	0
Retirement of assets	(7)	(9)
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)		0
End of the period	(555)	(527)
Wind and Solar
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	3,398
End of the period	3,168	3,398
Wind and Solar | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	4,919	3,593
Additions	2	0
Acquisitions (Note 4)		0
Disposals	0	0
Impairment reversals (charges) (Note 7)	17
Retirement of assets	10	12
Change in foreign exchange rates	(93)	124
Transfer to intangible assets (Note 21)		0
Transfers from property, plant and equipment (Notes 7 and 19)	30	1,205
Transfers to finance lease receivable		0
End of the period	4,850	4,919
Wind and Solar | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from property, plant and equipment (Notes 7 and 19)	0
Wind and Solar | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(1,521)	(1,337)
Depreciation	180	170
Disposals	0	0
Retirement of assets	(7)	(9)
Change in foreign exchange rates	(12)	23
Transfer to intangible assets (Note 21)		0
End of the period	(1,682)	(1,521)
Gas generation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	1,669
End of the period	1,532	1,669
Gas generation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	4,782	4,423
Additions	0	10
Acquisitions (Note 4)		401
Disposals	0	1
Impairment reversals (charges) (Note 7)	0
Retirement of assets	15	16
Change in foreign exchange rates	13	0
Transfer to intangible assets (Note 21)		(163)
Transfers from property, plant and equipment (Notes 7 and 19)	106	163
Transfers to finance lease receivable		(48)
End of the period	4,902	4,782
Gas generation | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from property, plant and equipment (Notes 7 and 19)	0
Gas generation | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(3,113)	(3,049)
Depreciation	269	221
Disposals	0	0
Retirement of assets	(14)	(15)
Change in foreign exchange rates	2	1
Transfer to intangible assets (Note 21)		(143)
End of the period	(3,370)	(3,113)
Energy Transition
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	130
End of the period	85	130
Energy Transition | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	4,071	3,914
Additions	0	0
Acquisitions (Note 4)		0
Disposals	2	3
Impairment reversals (charges) (Note 7)	0
Retirement of assets	8	0
Change in foreign exchange rates	(86)	146
Transfer to intangible assets (Note 21)		0
Transfers from property, plant and equipment (Notes 7 and 19)	0	14
Transfers to finance lease receivable		0
End of the period	3,976	4,071
Energy Transition | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from property, plant and equipment (Notes 7 and 19)	0
Energy Transition | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(3,941)	(3,743)
Depreciation	45	62
Disposals	(3)	(2)
Retirement of assets	(8)	0
Change in foreign exchange rates	(84)	138
Transfer to intangible assets (Note 21)		0
End of the period	(3,891)	(3,941)
Capital spares and other
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	207
End of the period	188	207
Capital spares and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	337	306
Additions	4	22
Acquisitions (Note 4)		0
Disposals	0	0
Impairment reversals (charges) (Note 7)	0
Retirement of assets	0	0
Change in foreign exchange rates	0	2
Transfer to intangible assets (Note 21)		0
Transfers from property, plant and equipment (Notes 7 and 19)	(5)	7
Transfers to finance lease receivable		0
End of the period	336	337
Capital spares and other | Cost | Assets Held for Sale
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from property, plant and equipment (Notes 7 and 19)	0
Capital spares and other | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning of the period	(130)	(102)
Depreciation	18	28
Disposals	0	0
Retirement of assets	0	0
Change in foreign exchange rates	0	0
Transfer to intangible assets (Note 21)		0
End of the period	(148)	(130)
Decommissioning and restoration | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs (Note 24)	36	38
Decommissioning and restoration | Assets under construction | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs (Note 24)	0	0
Decommissioning and restoration | Land | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs (Note 24)	0	0
Decommissioning and restoration | Hydro | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs (Note 24)	0	16
Decommissioning and restoration | Wind and Solar | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs (Note 24)	19	9
Decommissioning and restoration | Gas generation | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs (Note 24)	16	13
Decommissioning and restoration | Energy Transition | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs (Note 24)	1	0
Decommissioning and restoration | Capital spares and other | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Changes to decommissioning and restoration costs (Note 24)	$ 0	$ 0